Insurance service expenses and other expenditure	12 Months Ended
Dec. 31, 2023
Insurance service expenses and other expenditure
Insurance service expenses and other expenditure

B2   Insurance service expenses and other expenditure

(a)   Total expenses on IFRS 17 basis

Insurance service expenses arising from insurance contracts are recognised in profit or loss generally as they are incurred. They exclude repayments of investment components and comprise:

–	incurred claims and other insurance service expenses;
–	amortisation of insurance acquisition cash flows;
–	losses on onerous contracts and reversals of such losses;
–

adjustments to the liabilities for incurred claims that do not arise from the effects of the time value of money, financial risk and changes therein, which are recognised in insurance finance income (expense); and

–	impairment losses on assets for insurance acquisition cash flows and reversals of such impairment losses.

An analysis of the expenses incurred by the Group in the year is provided in the table below.

	IFRS 17 basis
	2023 $m	2022 $m
Expenses attributed to insurance acquisition cash flows note (i)	4,833	3,232
Other directly attributable expenses note (ii)	1,258	1,221
Other expenditure note (iii)	990	1,019
Total expenses	7,081	5,472

Notes

(i)

Expenses attributed to insurance acquisition cash flows represent insurance acquisition expenses incurred in the year, which are implicitly deferred within the CSM and amortised as part of the CSM amortisation.

(ii)

Other directly attributable expenses are those incurred in the year when providing insurance services to the policyholders, excluding the cost of claims and benefit payments. The expected other directly attributable expenses are explicitly included within the BEL and form part of the BEL release to the insurance revenue. The actual other directly attributable expenses incurred in the year form part of insurance service expenses.

(iii)

Other expenditure includes interest expense other than interest on core structural borrowings that is presented separately on the income statement as Finance costs. Total segment interest expense is $58 million (2022: $23 million), of which $31 million arises in the Hong Kong segment (2022: $11 million) and $23 million (2022: $9 million) arises in the Centre segment with the remainder spread broadly across the other markets. Included within interest expense is $7 million (2022: $8 million) of interest on lease liabilities. Core structural borrowings and operational borrowings (other than lease liabilities) represent financial liabilities that are not classified at FVTPL.

Total depreciation and amortisation expenses relate primarily to amortisation of distribution rights intangibles as shown in note C4.2. The segmental analysis of total depreciation and amortisation is shown below.

	IFRS 17 basis
	2023 $m	2022 $m
Hong Kong	42	43
Indonesia	11	12
Malaysia	21	21
Singapore	36	40
Growth markets and other	369	339
Eastspring	12	13
Total segment	491	468
Unallocated to a segment (central operations)	33	26
Total depreciation and amortisation	524	494

(b)	Acquisition costs and other expenditure on IFRS 4 basis

The 2021 comparative results and the related notes have been shown on an IFRS 4 basis as previously published. The results have not been re-presented to the IFRS 17 basis as permitted by the standard. Therefore, the 2021 comparative results are not comparable to the 2023 and 2022 results.

IFRS 4 basis
2021 $m
Acquisition costs incurred for insurance policies	2,089
Acquisition costs deferred	(848)
Amortisation of acquisition costs	343
Administration costs and other expenditure (net of other reinsurance commission)	3,128
Movements in amounts attributable to external unit holders of consolidated investment funds	(152)
Total acquisition costs and other expenditure	4,560

Notes

(i)	Administration costs and other expenditure include fee expenses relating to financial liabilities held at amortised cost and are part of the determination of the effective interest rate.
(ii)

Total depreciation and amortisation expenses are included in ‘Acquisition costs incurred for insurance policies’, ‘Administration costs and other expenditure (net of other reinsurance commission)’ and ‘Amortisation of acquisition costs’ and relate primarily to amortisation of DAC of insurance contracts and distribution rights intangibles. The segmental analysis of depreciation and amortisation is shown below.

IFRS 4 basis
2021 $m
Hong Kong	123
Indonesia	51
Malaysia	56
Singapore	162
Growth markets and other	390
Eastspring	17
Total segment	799
Unallocated to a segment (central operations)	31
Total depreciation and amortisation	830

(iii)

Interest expense is included in ‘Administration costs and other expenditure (net of other reinsurance commission)’ other than interest on core structural borrowings that is presented separately on the income statement as ‘Finance costs: interest on core structural borrowings of shareholder-financed businesses’. In 2021, interest expense of the central operations amounted to $(331) million comprising $(328) million of interest on core structural borrowings and $(3) million of interest on lease liabilities. Core structural borrowings and operational borrowings (other than lease liabilities) represent financial liabilities that are not classified at fair value through profit and loss.

The ‘Total segment’ interest expense in 2021 is $(10) million of which $(3) million arises in the Hong Kong segment with the remainder spread broadly evenly across the other markets. Included within interest expense is $(10) million of interest on lease liabilities.

B2.1  Staff and employment costs

Total staff and employment costs are analysed by category below:

	2023 $m	2022 $m	2021 $m
				Discontinued US
			Continuing	operations	Group total
Wages and salaries	1,079	1,018	973	511	1,484
Social security costs	37	41	42	22	64
Defined contribution pension schemes	46	40	42	29	71
Total Group	1,162	1,099	1,057	562	1,619

The average number of staff employed by the Group during the years shown was:

	2023	2022	2021
Asia and Africa operations note (i)	14,479	13,685	13,237
Head office function	551	511	600
Total continuing operations	15,030	14,196	13,837
Discontinued US operations note (ii)	—	—	3,306
Total Group	15,030	14,196	17,143

Notes

(i)	The Asia and Africa operations staff numbers above exclude 621 (2022: 744; 2021: 440) commission-based sales staff who have an employment contract with the Group.
(ii)	Average staff numbers of the discontinued US operations were for the period up to the demerger in September 2021.

B2.2  Share-based payment

The Company offers discretionary share awards to certain key employees and all-employee share plans in the UK and a number of Asia locations. The compensation expense charged to the income statement is primarily based upon the fair value of the awards granted, the vesting period and the vesting conditions. The Company has established trusts to facilitate the delivery of Prudential plc shares under some of these plans. The cost to the Company of acquiring these shares held in trusts is shown as a deduction from shareholders’ equity.

(a)   Description of the plans

The Group operates a number of share award plans that provides Prudential plc shares, or ADRs, to participants upon vesting. The plans in operation include the Prudential Long Term Incentive Plan, the Prudential Annual Incentive Plan, savings-related share option schemes, share purchase plans and deferred bonus plans. Where Executive Directors participate in these plans, details about those schemes are provided in the Compensation and Employees section. The following information is provided about plans in which the Executive Directors do not participate:

Share scheme*	Description
Prudential Global Long Term Incentive Plan (PGLTIP)

The PGLTIP provides eligible employees with conditional awards. Awards are discretionary and vest after one, two or three years subject to the employee being in employment. Vesting of awards may also be subject to performance conditions. All awards are generally made in Prudential shares. In countries where share awards are not feasible for reasons including securities and/or tax considerations, awards will be replaced by the cash value of the shares that would otherwise have vested.

Prudential Agency Long-Term Incentive Plan (LTIP)

Certain agents are eligible to be granted awards in Prudential shares under the Prudential Agency LTIP. These awards are structured in a similar way to the PGLTIP described above, with most awards granted with a three-year vesting period.

Restricted Share Plan (RSP)

The Company operates the RSP for certain employees. Awards under this plan are discretionary, and the vesting of awards may be subject to performance conditions. All awards are made in Prudential shares.

Deferred bonus plans

The Company operates a number of deferred bonus plans including the Group Deferred Bonus Plan (GDBP) and the Prudential Deferred Bonus Plan. There are no performance conditions attached to deferred share awards made under these arrangements.

Savings-related share option schemes

Eligible agents in certain business units are able to participate in the International Savings-Related Share Option Scheme for Non-Employees, which is similar to the HMRC-approved Save As You Earn (SAYE) share option scheme in the UK.

Share purchase plans

Eligible employees outside the UK are invited to participate in arrangements similar to the Company’s HMRC-approved UK Share Incentive Plan, which allows the purchase of Prudential plc shares. Staff based in Asia and Africa are eligible to participate in the Prudential All Employee Share Purchase Plan.

*	The total numbers of securities available for issue under these schemes are disclosed in note I(vii) within additional unaudited financial information.

(b)     Outstanding options and awards

The following table shows the movement in outstanding options and awards under the Group’s share-based compensation plans:

							Awards outstanding under
	Options outstanding under SAYE schemes						incentive plans
	2023		2022		2021		2023	2022	2021
		Weighted		Weighted		Weighted
		average		average	Number	average
	Number	exercise	Number	exercise	of options	exercise
	of options	price	of options	price	millions	price	Number of awards
	millions	£	millions	£	millions	£	millions
Balance at beginning of year:	1.9	10.4	2.0	11.6	2.3	11.9	21.0	24.6	40.6
Granted	0.4	7.8	0.5	7.4	0.4	11.9	6.3	6.5	5.2
Modification			—	—	0.1	11.8	—	—	0.7
Exercised	(0.3)	11.6	(0.3)	11.2	(0.7)	12.6	(10.1)	(7.2)	(8.6)
Forfeited	—	7.8	—	10.8	—	11.1	(1.7)	(1.1)	(3.1)
Cancelled	(0.3)	12.0	(0.3)	12.7	(0.1)	11.5	(0.1)	(0.1)	(0.1)
Lapsed/Expired	—	10.4	—	13.0	—	12.9	(1.1)	(1.7)	(0.6)
Jackson awards derecognised on demerger note					—	—			(9.5)
Balance at end of year	1.7	9.5	1.9	10.4	2.0	11.6	14.3	21.0	24.6
Options immediately exercisable at end of year	0.2	10.8	0.3	12.5	0.2	12.3

Note

On demerger of Jackson from the Prudential Group, outstanding share awards for Prudential plc participants were adjusted to receive the demerger dividend in the form of additional Prudential plc shares, to be released on the same timetable and to the same extent as their original share awards. In the case of the International Savings-Related Share Option Scheme for Non Employees the adjustments to outstanding options were confirmed as being fair and reasonable by an independent financial adviser in accordance with the rules of that plan and the Hong Kong Stock Exchange Listing Rules. Employees of Jackson were granted replacement awards over Jackson shares, in exchange for existing Group awards outstanding under incentive plans. As designated replacement awards were granted, no cancellation was recognised in respect of the original awards. As the replacement awards are an obligation of Jackson these awards were derecognised by the Group on demerger.

The weighted average share price of Prudential plc for 2023 was £10.46 (2022: £10.33, 2021: £14.31).

The following table provides a summary of the range of exercise prices for Prudential plc options outstanding at 31 December:

	Outstanding									Exercisable
				Weighted average
				remaining			Weighted average						Weighted average
	Number outstanding			contractual life			exercise prices			Number exercisable			exercise prices
	millions			years			£			millions			£
	2023	2022	2021	2023	2022	2021	2023	2022	2021	2023	2022	2021	2023	2022	2021
Between £7 and £8	0.7	0.5	—	3.7	4.1	—	7.55	7.37	—	—	—	—	—	—	—
Between £9 and £10	0.3	0.4	0.4	1.4	2.2	3.2	9.64	9.64	9.64	0.1	—	—	9.64	—	—
Between £11 and £12	0.6	0.8	1.2	2.0	2.4	2.7	11.59	11.48	11.38	—	0.2	0.1	—	11.12	11.04
Between £12 and £13	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Between £13 and £14	0.1	0.1	0.2	0.4	1.4	1.6	13.94	13.94	13.94	0.1	—	0.1	13.94	—	13.94
Between £14 and £15	—	0.1	0.2	—	0.4	1.4	—	14.55	14.55	—	0.1	—	—	14.55	—
Total	1.7	1.9	2.0	2.6	2.6	2.6	9.50	10.43	11.61	0.2	0.3	0.2	10.82	12.48	12.26

The years shown above for weighted average remaining contractual life include the time period from end of vesting period to expiration of contract.

(c)  Fair value of options and awards

The fair value amounts estimated on the date of grant relating to all options and awards were determined by using the following assumptions:

	2023			2022			2021
	Prudential	SAYE	Other	Prudential	SAYE	Other	Prudential	SAYE	Other
	LTIP (TSR)	options	awards	LTIP (TSR)	options	awards	LTIP (TSR)	options	awards
Dividend yield (%)	—	1.38	—	—	1.11	—	—	0.81	—
Expected volatility (%)	31.50	30.02	—	33.64	25.68	—	26.69	22.31	—
Risk-free interest rate (%)	4.34	4.55	—	2.79	3.97	—	0.36	1.18	—
Expected option life (years)	—	3.95	—	—	4.52	—	—	4.50	—
Weighted average exercise price (£)	—	7.75	—	—	7.37	—	—	11.90	—
Weighted average share price at grant date (£)	11.59	8.89	—	11.15	9.54	—	15.11	14.76	—
Weighted average fair value at grant date (£)	5.10	2.85	11.45	2.09	3.45	11.11	7.70	4.13	14.79

The compensation costs for all awards and options are recognised in net income over the plans’ respective vesting periods. The Group uses the Black-Scholes model to value all options, and financial equivalence to value all awards other than those which have TSR performance conditions attached (some Prudential LTIP and RSP awards) for which the Group uses a Monte Carlo model in order to allow for the impact of these conditions. These models are used to calculate fair values for share options and awards at the grant date based on the quoted market price of the stock at the measurement date, the amount, if any, that the employees are required to pay, the dividend yield, expected volatility, risk-free interest rates and exercise prices.

For all options and awards, the expected volatility is based on the market implied volatilities as quoted on Bloomberg. The Prudential specific at-the-money implied volatilities are adjusted to allow for the different terms and discounted exercise price on SAYE options by using information on the volatility surface of the FTSE 100.

Risk-free interest rates are taken from swap spot rates with projection terms matching the corresponding vesting periods. For awards with a TSR condition, volatilities and correlations between Prudential and a basket of 12 competitor companies is required. For grants in 2023 the average volatility for the basket of competitors was 26 per cent (2022: 26 per cent, 2021: 24 per cent). Correlations for the basket are calculated for each pairing from the log of daily TSR returns for the three years prior to the valuation date. Market implied volatilities are used for both Prudential and the basket of competitors. Changes to the subjective input assumptions could materially affect the fair value estimate.

Other awards, without market performance conditions or exercise price, are valued based on grant date share price.

(d)   Share-based payment expense charged to the income statement

The total expense recognised in 2023 in the consolidated financial statements relating to share-based compensation is $81 million (2022: $104 million; 2021: $100 million), of which $71 million (2022: $97 million; 2021: $94 million) is accounted for as equity-settled.

The Group had $31 million of liabilities at 31 December 2023 (31 December 2022: $27 million) relating to share-based payment awards accounted for as cash-settled.

B2.3  Key management remuneration

Key management constitutes the Directors of Prudential plc and other non-Director members of the GEC, as they have authority and responsibility for planning, directing and controlling the activities of the Group.

Total key management remuneration is analysed in the following table:

	2023 $m	2022 $m	2021 $m
Salaries and short-term benefits (including fees paid to non-executive directors)	27.0	22.5	29.3
Post-employment benefits	1.0	1.0	1.4
Share-based payments	22.2	15.4	14.0
Payments on separation	—	1.0	23.5
	50.2	39.9	68.2

The share-based payments charge comprises $7.6 million (2022: $6.7 million; 2021: $7.5 million), which is determined in accordance with IFRS 2 ‘Share-based Payment’ (see note B2.2), $9.6 million (2022: $8.7 million; 2021: $6.5 million) of deferred share awards and $5.0 million for an award made to Mr Wadhwani in 2023 to replace share-based awards from his former employer that were forfeited as a consequence of his joining Prudential.

Additional details on the Directors’ emoluments, retirement benefits and other payments are given in the Compensation and Employees section. In addition to the total amounts disclosed of remuneration paid to the Directors in 2021, are amounts paid to those directors who stepped down from the Board in 2021 being $102,000 to Kai Nargolwala and $203,000 to Fields Wicker-Miurin. This is as disclosed in the 2021 Form 20-F.

B2.4  Fees payable to the auditor

	2023 $m	2022 $m	2021 $m
Audit of the Company’s annual accounts	5.8	2.3	2.4
Audit of subsidiaries pursuant to legislation	8.1	4.4	5.9
Audit fees payable to the auditor note (i)	13.9	6.7	8.3
Audit-related assurance services note (ii)	4.0	3.5	4.5
Other assurance services	0.9	0.7	1.1
Services relating to corporate finance transactions	—	—	1.6
Non-audit fees payable to the auditor	4.9	4.2	7.2
Total fees payable to the auditor	18.8	10.9	15.5

Analysed into:
Fees payable to the auditor attributable to continuing operations:
One-off non-audit services associated with demerger and public offering note (iii)	—	—	1.9
Other audit and non-audit services	18.8	10.9	11.3
	18.8	10.9	13.2
Fees payable to the auditor attributable to discontinued US operations	—	—	2.3
Total fees payable to the auditor	18.8	10.9	15.5

Notes

(i)

EY became the Group’s statutory auditor in 2023 replacing KPMG who was the statutory auditor during 2022 and 2021. The 2023 fees shown above are wholly in respect of fees payable to EY while the 2022 fees were the fees paid to KPMG.

(ii)

Of the audit-related assurance service fees of $4.0 million for EY in 2023 (2022: $3.5 million; 2021: $4.5 million for KPMG), $1.1 million (2022: $0.9 million, 2021: $0.6 million) relates to services that are required by law and regulation as defined by the FRC.

(iii)

Of the $1.9 million one-off non-audit services fees associated with the demerger of the US operations and the public offering in Hong Kong in 2021, $0.1 million was for audit-related assurance and $0.1 million for other assurance services required by law and regulation.

In addition to the above, in the period from September 2021 until their appointment as the Group's statutory auditor in May 2023, EY were paid $12.4 million to provide audit assurance over the implementation of IFRS 17.